SCHEDULE OF BASIC AND DILUTIVE INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net loss	$ (528,742)	$ (1,112,261)	$ (965,836)	$ (1,301,748)	$ (2,578,276)	$ (651,519)	$ (2,606,839)	$ (4,531,543)	$ (5,315,883)	$ (2,536,051)
Numerator for basic and dilute– EPS - income available to common stockholders	$ (503,003)			$ (1,301,748)			$ (2,546,913)	$ (4,531,543)	$ (5,315,883)	$ (2,536,051)
Denominator for basic and diluted EPS – weighted average shares	8,249,653			8,163,522			8,203,202	8,126,689	8,136,740	7,705,620
Basic and diluted loss per common share	$ (0.06)			$ (0.16)			$ (0.31)	$ (0.56)	$ (0.65)	$ (0.33)